Expense Example - 1290 Equity 500 Index Fund - Class E	Oct. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	$ 247